Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 1,683	¥ 11,199	¥ 11,408	$ 3,426	¥ 22,796	¥ 22,837